CUSTOMER DEPOSITS - Deposits - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of customer deposits [abstract]
Deposits received	$ 26,380,487	$ 28,164,514